General and Administrative (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	$ 1,682	$ 1,762
Office and administrative expenses	4,655	4,442
Professional fees	1,425	1,101
Salaries and benefits	13,009	12,589
Share-based compensation	4,146	3,842
Total	24,917	23,736
Corporate [Member]
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	588	573
Office and administrative expenses	2,042	1,834
Professional fees	860	669
Salaries and benefits	6,459	6,331
Share-based compensation	4,146	3,842
Total	14,095	13,249
Mines [Member]
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	1,094	1,189
Office and administrative expenses	2,613	2,608
Professional fees	565	432
Salaries and benefits	6,550	6,258
Share-based compensation
Total	$ 10,822	$ 10,487